Notes (Notes)	6 Months Ended
Jun. 30, 2018
Disclosure of interim financial reporting [Abstract]
Description of accounting policies and methods of computation followed in interim financial statements [text block]
Notes
for the six months ended 30 June 2018

1 Basis of preparation

The financial statements in this report have been prepared in accordance with the historic cost convention except for certain financial instruments which are stated at fair value. The group’s accounting policies used in the preparation of these financial statements are in terms of the JSE Listings Requirements and are consistent with those used in the annual financial statements for the year ended 31 December 2017, except for the adoption of new or amended standards applicable from 1 January 2018 as set out below.

New and amended standards adopted by the group:

As a result of the following new and amended standards, the group has changed its accounting policies and made retrospective adjustments:

•IFRS 9 Financial Instruments, and
•IFRS 15 Revenue from Contracts with Customers.

The impact of the adoption of these standards and the new accounting policies are disclosed in note 16.

The financial statements of AngloGold Ashanti have been prepared in compliance with the framework concepts and the measurement and recognition requirements of IAS 34, IFRS as issued by the International Accounting Standards Board, the South African Institute of Chartered Accountants Financial Reporting Guides as issued by the Accounting Practices Committee, Financial Reporting Pronouncements as issued by the Financial Reporting Standards Council, JSE Listings Requirements and in the manner required by the South African Companies Act, 2008 (as amended) for the preparation of financial information of the group for the six months ended 30 June 2018. These financial statements should be read in conjunction with the company’s audited consolidated financial statements and the notes thereto as at and for the year ended 31 December 2017.

Based on materiality, certain comparatives have been aggregated.